Significant Changes in the Current Reporting Period (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Years $ / shares shares	Jun. 30, 2024 USD ($) ₪ / shares shares	Dec. 31, 2023 USD ($)	Sep. 14, 2023 shares
Significant Changes in the Current Reporting Period [Line Items]
Warrants issued | shares	527,686	527,686		75,900
Exercised (in Dollars per share) | $ / shares	$ 603,586
Exercise of warrants | shares	6,035,860
Total consideration (in Dollars) | $	$ 2,253	$ 2,253
Options exercised | shares	2,492,688
Shares issued | shares	2,492,688	2,492,688
Vested restricted share units | shares	145,833
Fair value of derivative financial instruments (in Dollars) | $	$ 3,300	$ 3,300
Derivative financial instruments (in Dollars) | $	3,409	3,409	$ 109
Actual customers payments (in Dollars) | $	199
Interest expenses (in Dollars) | $	110
Current maturities (in Dollars) | $	$ 1,003	$ 1,003
Purchase options | shares	145,012
Ordinary shares | shares	145,012
Bottom of range [member]
Significant Changes in the Current Reporting Period [Line Items]
Risk-free interest rate	4.99%
Expected term (in Years) | Years	0.36
Volatility	96.54%
Exercise prices range (in New Shekels per share) | ₪ / shares		$ 0
Vest over	1 year
Top of range [member]
Significant Changes in the Current Reporting Period [Line Items]
Risk-free interest rate	5.43%
Volatility	109.20%
Exercise prices range (in New Shekels per share) | ₪ / shares		$ 3.97
Vest over	3 years
RSUs [Member]
Significant Changes in the Current Reporting Period [Line Items]
Total consideration (in Dollars) | $	$ 2,945	$ 2,945
Shares issued | shares	145,833	145,833
Options and RSUs grants [Member]
Significant Changes in the Current Reporting Period [Line Items]
Total consideration (in Dollars) | $	$ 493	$ 493
Number of options granted	240,044